Summary of Significant Accounting Policies (Details) - Schedule of financial asset carried at fair value on a recurring basis - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) - Schedule of financial asset carried at fair value on a recurring basis [Line Items]
Short-term investments	$ 5,835,377	$ 35,443,246
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of financial asset carried at fair value on a recurring basis [Line Items]
Short-term investments	5,611,815	1,114,770
Significant Other Observable Inputs (Level 2) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of financial asset carried at fair value on a recurring basis [Line Items]
Short-term investments	223,562	34,328,476
Significant Unobservable Inputs (Level 3) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of financial asset carried at fair value on a recurring basis [Line Items]
Short-term investments